Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Derivatives between U.K. pound and U.S. dollar
Financial Instruments
Fair value of contracts-asset (liability)	$ 2,641	$ 932
Average rate of contract	1.56	1.57
Period end rate	1.63	1.60
Derivatives between U.K. pound and U.S. dollar | Cash flow hedge
Financial Instruments
Nominal value of forward exchange contracts and options	49,583	50,232
Derivatives between Malaysian ringgit and U.S. dollar
Financial Instruments
Fair value of contracts-asset (liability)	(352)	381
Average rate of contract	0.31	0.32
Period end rate	0.31	0.33
Derivatives between Malaysian ringgit and U.S. dollar | Cash flow hedge
Financial Instruments
Nominal value of forward exchange contracts and options	$ 18,000	$ 18,000